Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income (loss) for the year	$ 2,798,083	$ (1,639,858)	$ 3,446,930
Adjustments for:
Depreciation and amortization	1,452,271	1,108,629	1,112,418
Employee benefits	12,072	41,598	(10,051)
Allowance for doubtful accounts	0	5,320	27,904
Interest income from investing activities	(107,826)	(145,995)	(312,821)
Interest expense from financing activities	53,746	55,049	16,511
Unrealized foreign exchange loss (gain), net	0	18,030	(6,985)
Income tax	2,077,844	3,276,274	752,462
Total Adjustments	6,286,190	2,719,047	5,026,368
Changes in operating assets and liabilities:
(Increase) / decrease in Trade receivables	(795,682)	515,726	(1,082,991)
Decrease / (increase) in Related parties receivables	98,874	(58,523)	17,465
(Increase) / decrease in Inventory	(777,419)	1,812,770	(1,098,437)
(Increase) in Other receivables, recoverable taxes and prepaid expenses	(1,727,200)	(4,185,306)	(1,119,466)
Increase/ (decrease) in Accounts payable trade	1,066,393	(151,986)	460,359
(Decrease)/Increase in Related parties payables	(113,155)	(93,065)	90,806
(Decrease)/Increase in Accounts payable other and accrued liabilities and taxes other than income taxes	(404,126)	484,090	929,780
Net cash flows provided by operating activities	3,633,875	1,042,753	3,223,884
Investing activities:
Acquisition of property, plant and equipment	(951,205)	(1,271,420)	(1,994,465)
Decrease (increase) in other non-current assets	10,708	(52,293)	159,732
Decrease in Other investments			88,947
Cash paid for Business acquisition, net			(638,976)
Loans granted to related parties			(477,064)
Collection of loans to related parties		1,071,032	1,939,366
Interest income collected	107,826	145,995	102,307
Net cash flows (used) provided by investing activities	(832,671)	(106,686)	(820,153)
Financing activities:
Repurchase and placement of own capital stocks, net	(41,984)	(156,058)	(1,640,296)
Dividends paid	(1,990,000)
Payments received on Loans from related parties			(984,623)
Interest expense	(53,746)	(55,049)	(16,511)
Net cash flows used in financing activities	(2,085,730)	(211,107)	(2,641,430)
Increase (decrease) in cash and cash equivalents	715,474	724,960	(237,699)
Cash and cash equivalents at beginning of year	7,446,447	6,987,241	7,203,604
Effects of exchange rate changes on the balance of cash and cash equivalents held in foreign currencies	(434,223)	(265,754)	21,336
Cash and cash equivalents at end of year	$ 7,727,698	$ 7,446,447	$ 6,987,241